Janus Henderson Global Technology and Innovation Fund Average Annual Total Returns - Class D Shares [Member]	12 Months Ended	60 Months Ended	107 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.95%	14.82%
MSCI All Country World Information Technology IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	26.37%	17.13%		21.59%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	21.39%	11.48%		19.11%
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	17.25%	10.48%		17.62%
Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.91%	13.52%		21.24%